CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
REVENUES	$ 357,191	$ 426,168	$ 712,802	$ 847,300
COST OF REVENUES	270,674	313,728	530,568	630,229
GROSS PROFIT	86,517	112,440	182,234	217,071
OPERATING COSTS AND EXPENSES:
Research and development	19,452	20,481	38,783	40,799
Marketing, general and administrative	17,387	21,285	36,016	42,538
Restructuring gain from sale of machinery and equipment, net	(1,952)	0	(50,282)	0
Restructuring expense	1,101	0	17,776	0
TOTAL OPERATING COSTS AND EXPENSES	35,988	41,766	42,293	83,337
OPERATING PROFIT	50,529	70,674	139,941	133,734
FINANCING AND OTHER INCOME (EXPENSE), NET	3,924	(8,162)	10,921	(10,295)
PROFIT BEFORE INCOME TAX	54,453	62,512	150,862	123,439
INCOME TAX EXPENSE, NET	(5,747)	(4,339)	(20,788)	(9,492)
NET PROFIT	48,706	58,173	130,074	113,947
Net loss (income) attributable to non-controlling interest	2,484	(96)	(7,482)	(1,837)
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$ 51,190	$ 58,077	$ 122,592	$ 112,110
BASIC EARNINGS PER SHARE
Earnings per share	$ 0.46	$ 0.53	$ 1.11	$ 1.03
Weighted average number of shares	110,088	109,138	110,025	109,037
DILUTED EARNINGS PER ORDINARY SHARE:
Earnings per share	$ 0.46	$ 0.53	$ 1.1	$ 1.01
Net profit used for diluted earnings per share	$ 51,190	$ 58,077	$ 122,592	$ 112,110
Weighted average number of ordinary shares outstanding used for diluted earnings per share	111,234	110,561	111,153	110,561